DISAGGREGATED REVENUE (Tables)	12 Months Ended
Mar. 31, 2026
DISAGGREGATED REVENUE [Abstract]
Disaggregation of Revenue from Contracts with Customers
In addition to the information shown in the above disclosures, the revenue from contracts with customers within FASB ASC 606 and other sources of revenue is disaggregated as follow:

	For the years ended March 31,
	2026			2025			2024
	Point in time	Over time	Total	Point in time	Over time	Total	Point in time	Over time	Total
Revenue from contracts with customers
Brokerage and commission income
Brokerage and commission and handling charge income*	$5,692,160	$—	$5,692,160	$507,728	$—	$507,728	$644,861	$—	$644,861
Brokerage and commission income and handling charges – related party*	1,390,497	—	1,390,497	2,539,260	—	2,539,260	1,757,731	—	1,757,731
Bond distribution commission income	65,603	—	65,603	1,316,684	—	1,316,684	5,827,674	—	5,827,674
Margin financing services
Interest income	—	1,638,632	1,638,632	—	135,938	135,938	—	150,819	150,819
Interest income – related party	—	452,808	452,808	—	1,040,634	1,040,634	—	1,016,179	1,016,179
Software licensing (including subscription based) and related support services
Software license	—	—	—	500,000	—	500,000	—	—	—
SaaS service	—	122,960	122,960	—	92,391	92,391	—	—	—
M&S	—	800,000	800,000	—	9,826	9,826	—	176,303	176,303
M&S – related party	—	400,000	400,000	—	1,200,000	1,200,000	—	1,197,551	1,197,551
Other sources of revenue
Principal transactions and proprietary trading	520,264	—	520,264	105,483	—	105,483	(715,309)	—	(715,309)
Total revenues	$7,668,524	$3,414,400	$11,082,924	$4,969,155	$2,478,789	$7,447,944	$7,514,957	$2,540,852	$10,055,809

*	Total handling charge income, including amounts from a related party, was $3,922,000, $281,000 and $221,000 for the years ended March 31, 2026, 2025 and 2024, respectively.